EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning balance	$ 18,532	$ 18,892	$ 18,429
Ending balance	18,204	18,532	18,892
Preferred securities
Disclosure of classes of share capital [line items]
Beginning balance	740	1,490	1,490
Ending balance	$ 740	$ 740	$ 1,490